Deferred Tax Balances - Summary of Composition of Unrecognised Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	Jun. 30, 2025	Jun. 30, 2024
Unrecognised deferred tax assets
Tax losses and tax credits	$ 10,159	$ 9,126
Total unrecognised deferred tax assets	17,029	15,853
Unrecognised deferred tax liabilities
Investments in subsidiaries	2,349	2,307
Total unrecognised deferred tax liabilities	2,349	2,307
Investments in subsidiaries [member]
Unrecognised deferred tax assets
Temporary differences	1,681	1,533
Mineral rights [member]
Unrecognised deferred tax assets
Temporary differences	3,224	3,216
Other deductible temporary differences [member]
Unrecognised deferred tax assets
Temporary differences	$ 1,965	$ 1,978